OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2020	2019

Payroll and related accruals	$6,579	$4,327
Accrued expenses - agents’ commissions	1,094	518
Accrued expenses	1,954	727
Royalties to IIA	228	-

	$9,855	$5,572